Organization and principal activities (Details Narrative)		1 Months Ended	12 Months Ended
	May 13, 2024 CNY (¥)	Dec. 28, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 HKD ($) shares
Statement [Line Items]
Registered share capital | ¥		¥ 450,000,000
Shareholders Voting Proxy Agreement [Member]
Statement [Line Items]
Shareholders holding description			Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian	Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian
Exclusive Purchase Option Agreement [Member]
Statement [Line Items]
Shareholders holding description			Shareholders holding 80% Equity Interests of Chutian	Shareholders holding 80% Equity Interests of Chutian
True Silver Limited [Member]
Statement [Line Items]
Paid-up share capital | $			$ 50,000
Business acquisition consideration paid in cash | ¥		¥ 228,000,000
Ordinary shares capital			50,000	50,000
True Silver Limited [Member] | Ordinary Stock Shares [Member]
Statement [Line Items]
Share Price | ¥ / shares		¥ 1.00
Business acquisition consideration paid, shares issued		772,283,308
Hong Kong Four Divisions International Limited [Member]
Statement [Line Items]
Ordinary shares capital			10,000	10,000
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Paid-up share capital | $				$ 10,000
Ordinary shares capital			100	100
Nominal cash consideration | ¥	¥ 1
Hong Kong Three Digital Technology Limited [Member]
Statement [Line Items]
Ordinary shares capital			10,000	10,000
Hong Kong YiYou Digital Technology Development Co.,Ltd [Member]
Statement [Line Items]
Ordinary shares capital			100,000	100,000
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Variable interest entity, ownership percentage hold by true silver		80.00%
Ownership interest held by the former shareholders		88.70%
Xiniya Holdings Limited [Member]
Statement [Line Items]
Business acquisition consideration paid in cash | ¥		¥ 228,000,000
Divestiture of business, consideration receivable in cash | ¥		¥ 228,000,000
Chutian and Chutian Holding [Member] | Management Service Agreement [Member]
Statement [Line Items]
Exclusive consigned management service agreement			Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results	Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results